Financial Risk Management - Liquidity Risk (Details) - Liquidity risk - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 4,559,024	$ 4,717,985
Derivative financial instruments, undiscounted cash flows		53,580	108,408
Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		81,919	116,382
Derivative financial instruments, undiscounted cash flows		780	446
1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		414,398	82,266
Derivative financial instruments, undiscounted cash flows		1,407	869
3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		282,303	291,547
Derivative financial instruments, undiscounted cash flows		23,874	33,590
1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,425,924	2,778,954
Derivative financial instruments, undiscounted cash flows		26,302	68,371
Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,354,480	1,448,836
Derivative financial instruments, undiscounted cash flows		1,217	5,132
Trade and other accounts payable
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		15,892	25,046
Trade and other accounts payable | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		15,770	24,651
Trade and other accounts payable | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		122	129
Trade and other accounts payable | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows			266
Amounts due to related parties
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		27	164
Amounts due to related parties | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		27	164
Other payables and accruals
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	82,432	81,258
Other payables and accruals | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	22,513	34,919
Other payables and accruals | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	42,026	28,940
Other payables and accruals | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,893	17,399
Other non-current liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,128	1,991
Other non-current liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		814	612
Other non-current liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		$ 1,314	$ 1,379
Loans | Floating interest rate
Financial Risk Management
Interest rate		2.33%	2.46%
Non-derivative financial liabilities, undiscounted cash flows		$ 3,630,319	$ 3,810,715
Loans | Floating interest rate | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		39,834	54,892
Loans | Floating interest rate | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		41,548	39,196
Loans | Floating interest rate | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		227,108	227,325
Loans | Floating interest rate | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		2,135,245	2,224,725
Loans | Floating interest rate | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		1,186,584	1,264,577
Bonds
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		444,402	521,439
Bonds | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		323,503	10,640
Bonds | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		5,082	32,485
Bonds | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		115,817	478,314
Lease liabilities
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		383,824	277,372
Lease liabilities | Less than 1 month
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		3,775	1,756
Lease liabilities | 1 - 3 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		7,199	3,361
Lease liabilities | 3 - 12 months
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		32,220	14,072
Lease liabilities | 1 - 5 years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		174,048	75,303
Lease liabilities | Later than five years
Financial Risk Management
Non-derivative financial liabilities, undiscounted cash flows		166,582	182,880
Interest rate swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		55,100	114,559
Interest rate swaps | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		605	559
Interest rate swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		1,138	1,128
Interest rate swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		23,877	33,772
Interest rate swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		28,263	73,968
Interest rate swaps | Later than five years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		1,217	5,132
Cross currency swaps
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(2,467)	(5,804)
Cross currency swaps | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(76)	(25)
Cross currency swaps | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(430)	(182)
Cross currency swaps | 1 - 5 years
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		(1,961)	(5,597)
Forward foreign exchange contracts
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		947	(347)
Forward foreign exchange contracts | Less than 1 month
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		175	(113)
Forward foreign exchange contracts | 1 - 3 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		345	$ (234)
Forward foreign exchange contracts | 3 - 12 months
Financial Risk Management
Derivative financial instruments, undiscounted cash flows		$ 427

[1]	Non-financial liabilities are excluded.